Financial Instruments - Summary of Unrealized Risk Management Positions (Detail) - CAD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk management net asset (liability)	$ 64	$ 7
Power Swap Contracts
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk management net asset (liability)	3
Level 2 of fair value hierarchy
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk management asset	73	20
Risk management liability	9	13
Risk management net asset (liability)	64	7
Level 2 of fair value hierarchy | Commodity price risk | Crude Oil, Natural Gas, Condensate and Refined Products
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk management asset	9	9
Risk management liability	1	10
Risk management net asset (liability)	8	(1)
Level 2 of fair value hierarchy | Commodity price risk | Power Swap Contracts
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk management asset	3	6
Risk management liability	0	0
Risk management net asset (liability)	3	6
Level 2 of fair value hierarchy | Commodity price risk | Renewable Power Contracts
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk management asset	61	5
Risk management liability	4	0
Risk management net asset (liability)	57	5
Level 2 of fair value hierarchy | Currency risk | Foreign Exchange Rate Contracts
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk management asset	0	0
Risk management liability	4	3
Risk management net asset (liability)	$ (4)	$ (3)